Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 960	$ 199	$ 885
Items that will not be reclassified subsequently to the statement of income
Net actuarial gains (losses) from remeasurements of defined benefit pension plans	74	(45)	176
Effects from strategic equity investments	1	(2)	(9)
Income tax benefit (expense) recognized directly in other comprehensive income	(11)	5	(32)
Items that will not be reclassified subsequently to profit or loss	64	(42)	135
Items that are or may be reclassified subsequently to the statement of income
Results from derivative financial instruments designated as cash flow hedges	(140)	(7)	80
Currency translation results of foreign subsidiaries	(206)	255	(326)
Income tax benefit recognized directly in other comprehensive income	(37)	1	18
Items that are or may be reclassified subsequently to profit or loss	(383)	249	(228)
Total items of other comprehensive income (loss), net	(319)	207	(93)
CONSOLIDATED COMPREHENSIVE INCOME	641	406	792
Non-controlling interest comprehensive income (loss)	(31)	31	(36)
CONTROLLING INTEREST COMPREHENSIVE INCOME	$ 672	$ 375	$ 828